Transactions with Related Parties	12 Months Ended
Dec. 31, 2022
Transactions with Related Parties [Abstract]
Transactions with Related Parties
3.	Transactions with Related Parties:
During the period ended December 31, 2021, and the year ended December 31, 2022, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying combined carve-out financial statements:
	Period ended December 31,	Year ended December 31,
	2021	2022
Management fees-related parties
Management fees – Pavimar (b)	$1,308,600	$977,400
Management fees – Castor Ships (a)	545,250	1,856,100

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$372,037	$1,437,276

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$326,642	$624,087

Included in Gain on sale of vessel
Sale & purchase commission – Castor Ships (a)	$—	$131,500
As of December 31, 2021, and December 31, 2022, balances with related parties consisted of the following:
	December 31, 2021	December 31, 2022
Assets:
Due from Pavimar (b) – current	$—	$—
Due from Pavimar (b) – non-current	810,437	—
Due from Castor Ships (a) – current	—	558,327
Due from Castor Ships (a) – non-current	—	1,708,474
Liabilities:
Due to Pavimar (b) – current	$2,319,913	$—
Voyage commissions, management fees and other expenses due to Castor Ships (a)	158,800	—
(a) Castor Ships:
During the period ended December 31, 2021 and the six months ended June 30, 2022, Castor Ships provided the Toro Subsidiaries with commercial ship management, chartering and administrative services, including, but not limited to, securing employment for the vessels, arranging and supervising the vessels’ commercial functions, handling all vessel sale and purchase transactions, undertaking related shipping project and management advisory and support services, as well as other associated services requested from time to time by the Toro Subsidiaries (the “Ship Management Agreements”). In exchange for these services, the Toro Subsidiaries paid Castor Ships (i) a daily fee of $250 per vessel for the provision of the services under the Ship Management Agreements, (ii) a commission of 1.25% on all charter agreements arranged by Castor Ships and (iii) a commission of 1% on each vessel sale and purchase transaction.
Effective July 1, 2022, Castor entered into an Amended and Restated Master Management Agreement with Castor Ships. Under such agreement, Castor Ships has agreed to provide Castor, including the Toro Subsidiaries, with a broad range of management services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing general corporate and administrative services, among other matters, which it may choose to subcontract to other parties at its discretion. Castor Ships shall generally not be liable to the Company for any loss, damage, delay or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence or willful misconduct (for which our recovery will be limited to two times the Flat Management Fee, as defined below).
In exchange for these services, Castor, including the Toro Subsidiaries, pay Castor Ships (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of their business (the “Flat Management Fee”), (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of Castor’s subsidiaries have agreed to pay Castor Ships a daily fee of $975 per tanker vessel for the provision of commercial and technical ship management services provided under the ship management agreements (the “Ship Management Fee”). The Ship Management Fee and Flat Management Fee will be adjusted annually for inflation on each anniversary of the effective date of the Amended and Restated Master Management Agreement. Castor will also reimburse Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance or structural changes to Castor’s vessels. The Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein, in which case the payment of a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis may be due in certain circumstances. As part of the spin off of the Company, on March 7 2023, Toro entered into a master management agreement with Castor Ships with respect to its vessels in substantially the same form as Castor’s Amended and Restated Master Management Agreement.
As of December 31, 2022, in accordance with the provisions of the Amended and Restated Master Management Agreement, Castor Ships had subcontracted to two third-party ship management companies the technical management of all the Company’s vessels. Castor Ships pays, at its own expense, the tanker third-party technical management companies a fee for the services it has subcontracted to them, without any additional cost to Castor.
During the period ended December 31, 2021, and the year ended December 31, 2022, the Toro Subsidiaries were charged by Castor Ships with (i) management fees amounting to $ 545,250 and $ 1,856,100, respectively, which are included in Management fees to related parties in the accompanying combined carve-out statements of comprehensive (loss)/income, and (ii) charter hire commissions amounting to $372,037 and $1,437,276, respectively, which are included in ‘Voyage expenses’ in the accompanying combined carve-out statements of comprehensive (loss)/income. During the period ended December 31, 2021, Castor Ships charged the Toro Subsidiaries with sale and purchase commissions amounting to $1,094,000 which were capitalized under ‘Vessels, net’ in the accompanying combined carve-out balance sheet and during the year ended December 31, 2022, Castor Ships charged the Toro Subsidiaries with amount of $131,500, due to the sale of the vessel M/T Wonder Arcturus for a gross sale price of $13.15 million, which was included in ‘Gain on sale of vessel’ in the accompanying combined statements of comprehensive (loss)/income. Further, as of December 31, 2021, $158,800 was owed to Castor Ships in connection with the aforementioned services which is presented in ‘Due to related parties, current’ and as of December 31, 2022, $709,729 was owed to Castor Ships which is offset and presented in ‘Due from related parties, current’ in the accompanying combined carve-out balance sheet.
In addition, part of the general and administrative expenses incurred by Castor has been allocated on a pro rata basis within General and administrative expenses of the Company based on the proportion of the number of ownership days of the Toro Subsidiaries’ vessels to the total ownership days of Castor’s fleet. These expenses consisted mainly of administration costs charged by Castor Ships, investor relations, legal, audit and consultancy fees. During the period ended December 31, 2021 and the year ended December 31, 2022, administration fees charged by Castor Ships to Castor that were allocated to the Company amounted to $326,642 and $624,087, respectively and are included in ‘General and administrative expenses’ in the accompanying combined carve-out statements of comprehensive (loss)/income.
The Amended and Restated Master Management Agreement also provides for an advance funding equal to one month of vessel daily operating costs to be placed with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2022, such advances amounted to $1,708,474 and are presented in ‘Due from related parties, non-current’, in the accompanying combined balance sheet. In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2022, paid Castor Ships working capital guarantee deposits aggregating to the amount of $1,210,437 and a net amount of $57,619 was due from Castor Ships in relation to operating expenses payments made by it on behalf of Castor. As a result, as of December 31, 2022, the net amount of $558,327 (i.e net of $709,729 as mentioned above), was due from Castor Ships which is presented in ‘Due from related parties, current’ in the accompanying combined carve-out balance sheet.
(b)	Pavimar:
During the period ended December 31, 2021 and the six months ended June 30, 2022, Pavimar provided the Toro Subsidiaries with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it could choose to subcontract to other parties at its discretion (the “Technical Management Agreements”) in exchange for which Pavimar was paid a daily fee of $600 per vessel. Effective July 1, 2022, the technical management agreements entered into between Pavimar and the Company’s tanker vessel owning subsidiaries were terminated by mutual consent. In connection with such termination, Pavimar and the tanker vessel owning subsidiaries agreed to mutually discharge and release each other from any past and future liabilities arising from the respective agreements.
As of December 31, 2021 and through June 30, 2022, Pavimar had subcontracted the technical management of all tanker vessels and the operational management of six tanker vessels to third-party ship-management companies. These third-party management companies provided technical and operational management to the respective vessels for a fixed annual fee which was paid by Pavimar at its own expense. In connection with the subcontracting services rendered by the third-party ship-management companies, as of December 31, 2021, working capital guarantee deposits amounting to $1,310,437 were owed from Pavimar. As of December 31, 2021, $810,437 of these guarantee deposits is presented in ‘Due from related party, non-current’ and $500,000 is netted within ‘Due to related parties, current’. In addition, Pavimar and its subcontractor third-party managers made payments for operating expenses with funds paid from the Toro Subsidiaries to Pavimar. As of December 31, 2021, $2,819,913 was owed to Pavimar in relation to expenditures made by Pavimar on behalf of the Toro Subsidiaries. As a result, as of December 31, 2021, a net amount of $2,319,913 was due from the Company to Pavimar and its subcontracting third-party managers which are presented in ‘Due to related parties, current’, in the accompanying combined carve-out balance sheets.
As of December 31, 2022 and taking into account the termination of technical management agreements with effect from July 1, 2022, there are no remaining obligations from Pavimar to the Company.
During the period ended December 31, 2021 and the year ended December 31, 2022, management fees under the Technical Management Agreements amounted to $1,308,600 and $977,400, respectively, and are separately presented in ‘Management fees to related parties’ in the accompanying combined carve-out statements of comprehensive income (loss)/income.
(c)	Pool Agreement
In the period between September 30, 2022, and December 12, 2022, all Aframax/LR2 tanker vessels, entered into a series of separate agreements with V8 Pool Inc., a member of Navig8 Group of companies, for the participation of the vessels in the V8 plus pool (the “V8 Plus Pool”), a pool operating Aframax tankers aged fifteen (15) years or more. The V8 Plus Pool is managed by V8 Plus Management Pte. Ltd., a company in which our Chairman and Chief Executive Officer, Petros Panagiotidis, has a minority equity interest.